SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES ON RECURRING BASIS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Marketable securities	¥ 89,482
Equity investments at fair value with readily determinable fair value		¥ 144,658
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Marketable securities	89,482
Equity investments at fair value with readily determinable fair value		144,658
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Marketable securities
Equity investments at fair value with readily determinable fair value
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Marketable securities
Equity investments at fair value with readily determinable fair value